Exhibit 99.1

World Omni Auto Receivables Trust 2023-C

Monthly Servicer Certificate

April 30, 2025

Dates Covered
Collections Period	04/01/25 - 04/30/25
Interest Accrual Period	04/15/25 - 05/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/25	476,098,826.55	25,151
Yield Supplement Overcollateralization Amount 03/31/25	39,408,482.24	0
Receivables Balance 03/31/25	515,507,308.79	25,151
Principal Payments	22,801,382.47	1,007
Defaulted Receivables	727,334.09	32
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/25	36,906,864.23	0
Pool Balance at 04/30/25	455,071,728.00	24,112

Pool Statistics	$ Amount	# of Accounts
Pool Factor	42.28%
Prepayment ABS Speed	1.47%
Aggregate Starting Principal Balance	1,163,498,581.79	43,008

Delinquent Receivables:
Past Due 31-60 days	7,592,012.60	302
Past Due 61-90 days	2,460,438.91	99
Past Due 91-120 days	425,472.23	15
Past Due 121+ days	0.00	0
Total	10,477,923.74	416

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.13%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.59%
Delinquency Trigger Occurred	NO

Recoveries	614,932.88
Aggregate Net Losses/(Gains) - April 2025	112,401.21
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.26%
Prior Net Losses/(Gains) Ratio	0.48%
Second Prior Net Losses/(Gains) Ratio	0.62%
Third Prior Net Losses/(Gains) Ratio	0.65%
Four Month Average	0.50%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.62%

Overcollateralization Target Amount	5,233,324.87
Actual Overcollateralization	5,233,324.87
Weighted Average Contract Rate	6.08%
Weighted Average Contract Rate, Yield Adjusted	10.98%
Weighted Average Remaining Term	42.42

Flow of Funds	$ Amount
Collections	26,005,323.45
Investment Earnings on Cash Accounts	19,297.48
Servicing Fee	(429,589.42)
Transfer to Collection Account	-
Available Funds	25,595,031.51

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,811,970.53
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	139,360.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	71,859.58
(7) Noteholders' Third Priority Principal Distributable Amount	15,551,962.04
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,233,324.87
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,786,554.49

Total Distributions of Available Funds	25,595,031.51

Servicing Fee	429,589.42
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	991,900,000.00
Original Class B	31,200,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 04/15/25	470,623,690.04
Principal Paid	20,785,286.91
Note Balance @ 05/15/25	449,838,403.13

Class A-1
Note Balance @ 04/15/25	0.00
Principal Paid	0.00
Note Balance @ 05/15/25	0.00
Note Factor @ 05/15/25	0.0000000%

Class A-2a
Note Balance @ 04/15/25	13,846,664.05
Principal Paid	12,260,828.36
Note Balance @ 05/15/25	1,585,835.69
Note Factor @ 05/15/25	0.7159529%

Class A-2b
Note Balance @ 04/15/25	9,627,025.99
Principal Paid	8,524,458.55
Note Balance @ 05/15/25	1,102,567.44
Note Factor @ 05/15/25	0.7159529%

Class A-3
Note Balance @ 04/15/25	316,300,000.00
Principal Paid	0.00
Note Balance @ 05/15/25	316,300,000.00
Note Factor @ 05/15/25	100.0000000%

Class A-4
Note Balance @ 04/15/25	84,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/25	84,000,000.00
Note Factor @ 05/15/25	100.0000000%

Class B
Note Balance @ 04/15/25	31,200,000.00
Principal Paid	0.00
Note Balance @ 05/15/25	31,200,000.00
Note Factor @ 05/15/25	100.0000000%

Class C
Note Balance @ 04/15/25	15,650,000.00
Principal Paid	0.00
Note Balance @ 05/15/25	15,650,000.00
Note Factor @ 05/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,023,190.11
Total Principal Paid	20,785,286.91
Total Paid	22,808,477.02

Class A-1
Coupon	5.60700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.57000%
Interest Paid	64,271.60
Principal Paid	12,260,828.36
Total Paid to A-2a Holders	12,325,099.96

Class A-2b
SOFR Rate	4.34471%
Coupon	4.75471%
Interest Paid	38,144.76
Principal Paid	8,524,458.55
Total Paid to A-2b Holders	8,562,603.31

Class A-3
Coupon	5.15000%
Interest Paid	1,357,454.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,357,454.17

Class A-4
Coupon	5.03000%
Interest Paid	352,100.00
Principal Paid	0.00
Total Paid to A-4 Holders	352,100.00

Class B
Coupon	5.36000%
Interest Paid	139,360.00
Principal Paid	0.00
Total Paid to B Holders	139,360.00

Class C
Coupon	5.51000%
Interest Paid	71,859.58
Principal Paid	0.00
Total Paid to C Holders	71,859.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.9477161
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.0099032
Total Distribution Amount	21.9576193

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.2901652
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	55.3536269
Total A-2a Distribution Amount	55.6437921

A-2b Interest Distribution Amount	0.2476932
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	55.3536269
Total A-2b Distribution Amount	55.6013201

A-3 Interest Distribution Amount	4.2916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.2916667

A-4 Interest Distribution Amount	4.1916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.1916667

B Interest Distribution Amount	4.4666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4666667

C Interest Distribution Amount	4.5916665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5916665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	748.22
Noteholders' Principal Distributable Amount	251.78

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/25	2,603,351.22
Investment Earnings	9,100.64
Investment Earnings Paid	(9,100.64)
Deposit/(Withdrawal)	-
Balance as of 05/15/25	2,603,351.22
Change	-

Required Reserve Amount	2,603,351.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,123,431.42	2,385,848.80	3,463,884.23
Number of Extensions	111	86	123
Ratio of extensions to Beginning of Period Receivables Balance	0.61%	0.44%	0.61%